INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at the beginning of the year		$ 11,080	[1]	$ 7,738
Increase related to prior year tax positions, net		271		1,950
Decrease related to prior year tax positions, net		(4,403)		(622)
Increase related to current year tax positions		1,187		2,014
Balance at the end of the year	[1]	8,135		11,080
Unrecognized tax benefits presented as reduction from deferred tax assets		$ 2,412		$ 2,280

[1]	The amount for the year ended December 31, 2021 and 2020 includes $2,412 and $2,280 unrecognized tax benefits, respectively, which are presented as a reduction from deferred tax assets, see Note 14e.